ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following (stated in thousands):

	December 31,
	2022	2021
Accounts payable	$2,296	$1,236
Payroll liabilities	86	552
Other accrued liabilities	537	406
Accounts payable and accrued liabilities	$2,919	$2,194